Statements of Assets and Liabilities (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
U.S. Government securities, at fair value (amortized cost)	$ 17,650,000	$ 38,347,223
Due from brokers	46,453,083	49,302,554
Unrealized appreciation on open forward contracts	372,011	865,855
Futures contracts sold	923,781	0
Futures contracts purchased	114,873	8,737,815
Cash	989,356	2,069,942
Total assets	66,503,104	99,323,389
LIABILITIES
Unrealized depreciation on open forward contracts	243,000	198,269
Futures contracts sold	0	1,410,287
Subscriptions received in advance	154,700	1,180,791
Redemptions payable	2,046,267	3,004,972
Management fees payable	213,322	148,834
Fees payable	416,117	314,765
Total liabilities	3,073,406	6,257,918
NET ASSETS	63,429,698	93,065,471
SERIES A
ASSETS
U.S. Government securities, at fair value (amortized cost)	8,300,000	16,066,728
Due from brokers	22,845,252	20,354,921
Unrealized appreciation on open forward contracts	129,634	280,718
Futures contracts sold	349,440	0
Futures contracts purchased	42,325	2,839,432
Cash	333,206	770,535
Total assets	31,999,857	40,312,334
LIABILITIES
Unrealized depreciation on open forward contracts	87,311	57,275
Futures contracts sold	0	445,767
Subscriptions received in advance	64,000	259,196
Redemptions payable	674,637	806,835
Management fees payable	101,476	60,901
Fees payable	194,547	125,422
Total liabilities	1,121,971	1,755,396
NET ASSETS	30,877,886	38,556,938
Number of Units	23,634.331	24,863.954
Net asset value per Unit	$ 1,306.48	$ 1,550.72
SERIES B
ASSETS
U.S. Government securities, at fair value (amortized cost)	9,350,000	22,280,495
Due from brokers	23,607,831	28,947,633
Unrealized appreciation on open forward contracts	242,377	585,137
Futures contracts sold	574,341	0
Futures contracts purchased	72,548	5,898,383
Cash	656,150	1,299,407
Total assets	34,503,247	59,011,055
LIABILITIES
Unrealized depreciation on open forward contracts	155,689	140,994
Futures contracts sold	0	964,520
Subscriptions received in advance	90,700	921,595
Redemptions payable	1,371,630	2,198,137
Management fees payable	111,846	87,933
Fees payable	221,570	189,343
Total liabilities	1,951,435	4,502,522
NET ASSETS	$ 32,551,812	$ 54,508,533
Number of Units	23,394.345	30,734.730
Net asset value per Unit	$ 1,391.44	$ 1,773.52